SEGMENTAL ANALYSIS (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SEGMENTAL ANALYSIS (Details) [Line Items]
Description of types of products and services from which each reportable segment derives its revenues	the Group’s activities are now organised into three financial reporting segments: Retail; Commercial Banking; and Insuranceand Wealth.
Profit (loss) on disposal of investments and changes in value of investments	£ 32	£ 58	£ 66
Amortisation, intangible assets other than goodwill	392	582	537
Expense of restructuring activities	24	241	104
Expense due to unwinding of discount on provisions	(23)	(32)	(56)
Profit (loss) from continuing operations	32	58	66
Bank and similar charges	(44)	(40)	(55)
MBNA Limited [Member]
SEGMENTAL ANALYSIS (Details) [Line Items]
Gains (losses) on available-for-sale financial assets	30
Loss on Volatile Items	263
Transfers of cumulative gain (loss) within equity when changes in liability's credit risk are presented in other comprehensive income	(14)
Amortisation, intangible assets other than goodwill	91
Expense of restructuring activities	621
Expense due to unwinding of discount on provisions	£ (270)
Write-Off of the ECN [Member]
SEGMENTAL ANALYSIS (Details) [Line Items]
Gains (losses) on available-for-sale financial assets		217
Loss on Volatile Items		99
Transfers of cumulative gain (loss) within equity when changes in liability's credit risk are presented in other comprehensive income		(123)
Amortisation, intangible assets other than goodwill		340
Expense of restructuring activities		622
Gains (losses) on change in fair value of derivatives		(790)
Market Movements on the ECN [Member]
SEGMENTAL ANALYSIS (Details) [Line Items]
Gains (losses) on available-for-sale financial assets			54
Loss on Volatile Items			(107)
Transfers of cumulative gain (loss) within equity when changes in liability's credit risk are presented in other comprehensive income			(28)
Amortisation, intangible assets other than goodwill			342
Expense of restructuring activities			170
Expense due to unwinding of discount on provisions		£ (231)	(192)
Other gains (losses)			(101)
Bank and similar charges			£ 745